Fair Value Measurements (Tables) (Investment Management Plan)	12 Months Ended
Dec. 31, 2013
Investment Management Plan
Fair Value Measurements
Summary of the fair value hierarchy for the underlying assets and liabilities held by Investment Management Plan

		Fair value measurements as of December 31, 2013 using			Fair value of
Underlying assets and liabilities held by the Investment Management Plan as of December 31, 2013—	Face value as of December 31, 2013	Quoted price in active markets for identified assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	the Investment Management Plan as of December 31, 2013
	(RMB)	(RMB)	(RMB)	(RMB)	(RMB)

Cash and cash equivalents	11,426,863	—	—	—	11,426,863
Investment in equity securities	—	11,264,730	—	—	11,264,730
Investment in debt securities	—	—	67,100,000	—	67,100,000
Other receivable	1,525,236	—	—	—	1,525,236
Other payable	(1,164,453)	—	—	—	(1,164,453)
	11,787,646	11,264,730	67,100,000	—	90,152,376

($)	1,933,384	1,847,616	11,005,593	—	14,786,593